Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions
Related Party Balances and Transactions

26.  Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Kunshan Siwopu Intelligent Equipment Co., Ltd.	An investee of the Group
Nanjing Weibang Transmission Technology Co., Ltd.	An investee of the Group
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary	An investee of the Group
Xunjie Energy (Wuhan) Co., Ltd.	An investee of the Group
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	An investee of the Group
Blue Horizon Limited and its subsidiaries	An investee of the Group
Shanghai VTA Technology Co., Ltd.	An investee of the Group
Beijing WeLion New Energy Technology Co., Ltd.	An investee of the Group
Hefei Chuang Wei Information Consultation Co., Ltd.	Controlled by Principal Shareholder
Huang River Investment Limited	Controlled by Principal Shareholder
Tianjin Tengyi Information Technology Co., Ltd. (formerly known as Tianjin Boyou Information Technology Co., Ltd.)	Controlled by Principal Shareholder
Forseven Limited and its affiliate	Controlled by Principal Shareholder
Beijing Weixu Business Consulting Co., Ltd	Significantly influenced by Principal Shareholder
Zhejiang Weilai Xinneng Private Equity Management Co., Ltd. (formerly known as Ningbo Meishan Free Trade Port Weilai Xinneng Investment Management Co., Lt)	Significantly influenced by Principal Shareholder
Shanghai Weishang Business Consulting Co., Ltd.	Significantly influenced by Principal Shareholder

(a) The Group entered into the following significant related party transactions:

(i) Provision of service

For the years ended December 31, 2022, 2023 and 2024, service income was primarily generated from property management，administrative support, research and development services and BaaS battery buy-out services the Group provided to its related parties.

	For the Year Ended December 31,
	2022	2023	2024
Forseven Limited and its affiliate	—	—	201,063
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary	120,967	166,027	101,381
Blue Horizon Limited and its subsidiaries	—	—	3,017
Nanjing Weibang Transmission Technology Co., Ltd.	1,683	1,153	1,067
Beijing Weixu Business Consulting Co., Ltd.	37	—	—
Total	122,687	167,180	306,528

(ii) Purchase of service

	For the Year Ended December 31,
	2022	2023	2024
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	107,144	184,279	92,549
Beijing WeLion New Energy Technology Co., Ltd.	—	34,016	21,603
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary	8,508	23,878	17,594
Tianjin Tengyi Information Technology Co., Ltd.	8,984	7,823	15,031
Kunshan Siwopu Intelligent Equipment Co., Ltd.	13,956	—	5,738
Xunjie Energy (Wuhan) Co., Ltd.	3,735	—	1,225
Shanghai VTA Technology Co., Ltd.	—	—	59
Zhejiang Weilai Xinneng Private Equity Management Co., Ltd.	3,015	—	—
Total	145,342	249,996	153,799

(iii) Purchase of raw material or property, plant and equipment

	For the Year Ended December 31,
	2022	2023	2024
Kunshan Siwopu Intelligent Equipment Co., Ltd.	728,096	1,062,521	86,985
Nanjing Weibang Transmission Technology Co., Ltd.	248,604	73,071	85,938
Beijing WeLion New Energy Technology Co., Ltd.	—	—	48,547
Xunjie Energy (Wuhan) Co., Ltd.	90,132	111,875	37,603
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	—	—	32,213
Shanghai VTA Technology Co., Ltd.	—	—	2,485
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary	—	—	8
Total	1,066,832	1,247,467	293,779

(iv) Sales of goods

	For the Year Ended December 31,
	2022	2023	2024
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary	3,103,871	1,457,500	9,848,487
Blue Horizon Limited and its subsidiaries	—	—	69,447
Shanghai Weishang Business Consulting Co., Ltd.	229	199	331
Hefei Chuangwei Information Consultation Co., Ltd.	1,798	194	—
Total	3,105,898	1,457,893	9,918,265

(v) Sale of raw material or property, plant and equipment

	For the Year Ended December 31,
	2022	2023	2024
Shanghai VTA Technology Co., Ltd.	—	—	46,779
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	—	3,215
Blue Horizon Limited and its subsidiaries	—	—	1,504
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary	1,012	5,597	7
Total	1,012	5,597	51,505

(vi) Convertible notes issued to related parties and interest accrual

	For the Year Ended December 31,
	2022	2023	2024
Huang River Investment Limited	13,712	11,234	—

(b) The Group had the following significant related party balances:

(i) Amounts due from related parties

	December 31,	December 31,
	2023	2024
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary	1,714,659	7,622,041
Blue Horizon Limited and its subsidiaries	—	72,636
Forseven Limited and its affiliate	—	11,749
Kunshan Siwopu Intelligent Equipment Co., Ltd.	13,050	3,633
Hefei Chuang Wei Information Consultation Co., Ltd.	2,249	2,249
Nanjing Weibang Transmission Technology Co., Ltd.	1,440	238
Expected credit losses	(8,795)	(10,142)
Total	1,722,603	7,702,404

(ii) Amounts due to related parties

	December 31,	December 31,
	2023	2024
Forseven Limited and its affiliate	—	272,563
Beijing WeLion New Energy Technology Co., Ltd.	25,843	66,477
Kunshan Siwopu Intelligent Equipment Co., Ltd.	358,083	29,658
Xunjie Energy (Wuhan) Co., Ltd.	75,157	17,409
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary	60,187	9,634
Tianjin Tengyi Information Technology Co., Ltd.	6,200	8,575
Nanjing Weibang Transmission Technology Co., Ltd.	16,099	2,630
Shanghai VTA Technology Co., Ltd.	—	1,932
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	19,869	281
Shanghai Weishang Business Consulting Co.,Ltd.	187	133
Blue Horizon Limited and its subsidiaries	—	71
Total	561,625	409,363

(iii) Short-term borrowing and interest payable

	December 31,	December 31,
	2023	2024
Huang River Investment Limited	216,465	—

(iv) Amount due to related parties, non-current

	December 31,	December 31,
	2023	2024
Forseven Limited and its affiliate	—	251,032
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary	—	78,460
Total	—	329,492